Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Jan. 28, 2013
(Delaware Foundation® Equity Fund) | MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Label	Lifetime (8/31/09-12/31/12)
1 Year	(6.86%)
Lifetime	6.38%
(Delaware Foundation® Equity Fund) | MSCI All Country World Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
Label	Lifetime (8/31/09-12/31/12)
1 Year	(7.35%)
Lifetime	5.87%
(Delaware Foundation® Equity Fund) | Class A
Average Annual Return:
Label	Lifetime (8/31/09-12/31/12)
1 Year	7.73%
Lifetime	7.71%
(Delaware Foundation® Equity Fund) | Class A | return after taxes on distributions
Average Annual Return:
Label	Lifetime (8/31/09-12/31/12)
1 Year	7.57%
Lifetime	7.12%
(Delaware Foundation® Equity Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (8/31/09-12/31/12)
1 Year	5.23%
Lifetime	6.44%
(Delaware Foundation® Equity Fund) | Class C
Average Annual Return:
Label	Lifetime (8/31/09-12/31/12)
1 Year	12.40%
Lifetime	8.82%
(Delaware Foundation® Equity Fund) | Institutional Class
Average Annual Return:
Label	Lifetime (8/31/09-12/31/12)
1 Year	14.59%
Lifetime	9.92%
(Delaware Foundation® Equity Fund) | Class R
Average Annual Return:
Label	Lifetime (8/31/09-12/31/12)
1 Year	13.94%
Lifetime	9.37%
(Delaware Foundation® Growth Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 years or lifetime	2.92%
(Delaware Foundation® Growth Allocation Fund) | Class A
Average Annual Return:
1 Year	6.14%
5 Years	0.89%
10 years or lifetime	6.63%
(Delaware Foundation® Growth Allocation Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	5.88%
5 Years	0.39%
10 years or lifetime	6.08%
(Delaware Foundation® Growth Allocation Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.35%
5 Years	0.59%
10 years or lifetime	5.67%
(Delaware Foundation® Growth Allocation Fund) | Class B
Average Annual Return:
1 Year	8.59%
5 Years	1.24%
10 years or lifetime	6.61%
(Delaware Foundation® Growth Allocation Fund) | Class C
Average Annual Return:
1 Year	10.77%
5 Years	1.34%
10 years or lifetime	6.45%
(Delaware Foundation® Growth Allocation Fund) | Institutional Class
Average Annual Return:
1 Year	12.77%
5 Years	2.35%
10 years or lifetime	7.52%
(Delaware Foundation® Growth Allocation Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/12)
1 Year	12.24%
5 Years	1.85%
Lifetime	6.13%
(Delaware Foundation® Moderate Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 years or lifetime	2.92%
(Delaware Foundation® Moderate Allocation Fund) | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 years or lifetime	5.78%
(Delaware Foundation® Moderate Allocation Fund) | Class A
Average Annual Return:
1 Year	4.91%
5 Years	2.98%
10 years or lifetime	6.64%
(Delaware Foundation® Moderate Allocation Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	4.54%
5 Years	2.44%
10 years or lifetime	6.11%
(Delaware Foundation® Moderate Allocation Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.41%
5 Years	2.29%
10 years or lifetime	5.59%
(Delaware Foundation® Moderate Allocation Fund) | Class B
Average Annual Return:
1 Year	6.48%
5 Years	2.99%
10 years or lifetime	6.61%
(Delaware Foundation® Moderate Allocation Fund) | Class C
Average Annual Return:
1 Year	9.54%
5 Years	3.41%
10 years or lifetime	6.45%
(Delaware Foundation® Moderate Allocation Fund) | Institutional Class
Average Annual Return:
1 Year	11.67%
5 Years	4.43%
10 years or lifetime	7.53%
(Delaware Foundation® Moderate Allocation Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/12)
1 Year	11.15%
5 Years	3.91%
Lifetime	6.19%
(Delaware Foundation® Conservative Allocation Fund) | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 years or lifetime	5.78%
(Delaware Foundation® Conservative Allocation Fund) | Class A
Average Annual Return:
1 Year	3.30%
5 Years	4.45%
10 years or lifetime	6.25%
(Delaware Foundation® Conservative Allocation Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	2.55%
5 Years	3.34%
10 years or lifetime	5.25%
(Delaware Foundation® Conservative Allocation Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.33%
5 Years	3.22%
10 years or lifetime	4.91%
(Delaware Foundation® Conservative Allocation Fund) | Class B
Average Annual Return:
1 Year	5.48%
5 Years	5.01%
10 years or lifetime	6.31%
(Delaware Foundation® Conservative Allocation Fund) | Class C
Average Annual Return:
1 Year	7.73%
5 Years	4.92%
10 years or lifetime	6.07%
(Delaware Foundation® Conservative Allocation Fund) | Institutional Class
Average Annual Return:
1 Year	9.71%
5 Years	5.95%
10 years or lifetime	7.14%
(Delaware Foundation® Conservative Allocation Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/12)
1 Year	9.29%
5 Years	5.43%
Lifetime	6.03%